Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Equity Incentive Plan [Abstract]
Non-vested Restricted Shares Activity
A summary of the status of the Company’s non-vested restricted shares as of December 31, 2023 and 2024, and the movement during the year ended December 31, 2023 and 2024, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, September 6, 2023	—	—
Granted	1,240,000	5.83
Non-vested, December 31, 2023	1,240,000	5.83
Granted	760,000	4.52
Vested	(560,000)	5.83
Non-vested, December 31, 2024	1,440,000	5.14